OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 651,459,940	$ 690,150,930
SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	56,795,421
SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	40,197,210
SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	13,399,070
SVS Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	107,192,561
SVS Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	80,394,428
Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	353,481,250	$ 384,945,250
Maturity within one year
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	12,814,703
Maturity within one year | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,115,168
Maturity within one year | SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,699,535
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	13,212,189
More than 1 year up to 2 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,512,654
More than 1 year up to 2 years | SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,699,535
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	10,590,269
More than 2 years up to 3 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,935,977
More than 2 years up to 3 years | SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,654,292
More than 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	614,842,779
More than 3 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	37,231,622
More than 3 years | SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	36,542,918
More than 3 years | SVS Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	107,192,561
More than 3 years | SVS Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	80,394,428
More than 3 years | Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 353,481,250